Movement of Allowance For Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of year	$ 2,092	$ 3,190
Charged to expenses	(371)	211
Write-off of accounts receivable		(1,361)
Foreign currency adjustment	52	52
Balance at end of the year	$ 1,773	$ 2,092